AXPSM
                                                                       Tax-Free
                                                                     Money Fund

                                                         2000 SEMIANNUAL REPORT


(icon of) padlock

American
  Express
Funds

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Stability  Without Taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns.But there is an alternative -- AXP Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: A cash reserve that can let you keep the tax-exempt income it earns.

CONTENTS
From the Chairman                         3
From the Portfolio Manager                3
Fund Facts                                5
Financial Statements                      6
Notes to Financial Statements             9
Investments in Securities                13

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson


(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager
Short-term interest rates rose during the past six months, ultimately resulting in an increase in AXP Tax-Free Money Fund's yield over the first half of the fiscal year -- January through June 2000. The Fund's net asset value remained at $1 during the period, providing shareholders with continued stability of principal in addition to a tax-free return.

For the seven-day period ended June 30, 2000, the Fund provided an annualized simple yield of 3.83% and an annualized compound yield of 3.89%. These are equal to 5.32% simple and 5.40% compound yields for an investor in the 28% federal income-tax bracket.

(Investors should keep in mind that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 share, it is possible to lose money by investing in the Fund. Investors also should keep in mind that, under federal law, some notes issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)

FED ON ALERT
With the economy continuing to grow at a rapid rate and higher prices popping up in some business sectors, the possibility of a sustained upturn in inflation was foremost on investors' minds throughout the six months. The Federal Reserve evidently shared that concern, as it raised short-term interest rates three times -- in February, March and May -- in an effort to cool down the economy and thereby head off an inflation spike. As a result, yields on the securities this Fund invests in rose as well.

To take advantage of the higher yields that became available, I kept the portfolio's average maturity relatively short. I also changed the portfolio's asset mix somewhat by reducing holdings among daily-reset variable rate securities and fixed-rate notes and increasing holdings among weekly-reset variable rate securities and tax-exempt commercial paper. In addition, I emphasized securities with higher yields, while still maintaining minimal credit risk. This strategy enabled the Fund to reap the benefit of a rising-rate environment while reducing the erratic rate fluctuations associated with daily-reset securities.

Looking toward the second half of the fiscal year, I think we'll see short-term interest rates rise a bit more, as the Federal Reserve remains vigilant about keeping inflation under control. Therefore, at least for the near term, I plan to stay with the investment approach I employed in recent months.



Terry Fettig

Fund Facts

6-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                               $1.00
Dec. 31, 1999                                               $1.00
Increase                                                    $ --

Distributions -- Jan. 1, 2000 - June 30, 2000
From income                                                 $0.02
From capital gains                                          $ --
Total distributions                                         $0.02

Total return*                                              +1.64%
7-day yield                                                +3.83%**

* The total return is a hypothetical investment in the Fund with all distributions reinvested.
**The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.


Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund, Inc.

June 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $207,858,392)                                          $207,858,392
Cash in bank on demand deposit                                                  499,427
Accrued interest receivable                                                   1,021,620
                                                                              ---------
Total assets                                                                209,379,439
                                                                            -----------

Liabilities
Dividends payable to shareholders                                               195,579
Payable for investment securities purchased                                   4,023,002
Accrued investment management services fee                                        2,048
Accrued transfer agency fee                                                         520
Accrued administrative services fee                                                 171
Other accrued expenses                                                            7,922
                                                                                  -----
Total liabilities                                                             4,229,242
                                                                              ---------
Net assets applicable to outstanding capital stock                         $205,150,197
                                                                           ============

Represented by
Capital stock-- $.01 par value (Note 1)                                    $  2,051,553
Additional paid-in capital                                                  203,102,522
Accumulated net realized gain (loss)                                             (3,878)
                                                                                 ------
Total -- representing net assets applicable to outstanding capital stock   $205,150,197
                                                                           ============
Shares outstanding                                                          205,155,263
                                                                            -----------
Net asset value per share of outstanding capital stock                     $       1.00
                                                                           ------------

See accompanying notes to financial statements.


Statement of operations
AXP Tax-Free Money Fund, Inc.

Six months ended June 30, 2000 (Unaudited)

Investment income
Income:
Interest                                                                     $3,977,552
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                              374,852
Transfer agency fee                                                              95,082
Administrative services fees and expenses                                        33,203
Compensation of board members                                                     3,700
Custodian fees                                                                   13,108
Printing and postage                                                             14,671
Registration fees                                                                58,708
Audit fees                                                                       10,750
Other                                                                             1,076
                                                                                  -----
Total expenses                                                                  605,150
   Earnings credits on cash balances (Note 2)                                   (32,647)
                                                                                -------
Total net expenses                                                              572,503
                                                                                -------
Investment income (loss)-- net                                                3,405,049
                                                                              ---------
Net increase (decrease) in net assets resulting from operations              $3,405,049
                                                                             ==========

See accompanying notes to financial statements.



Statements of changes in net assets
AXP Tax-Free Money Fund, Inc.
                                                           June 30, 2000  Dec. 31, 1999
                                                         Six months ended  Year ended
(Unaudited)

Operations and distributions
Investment income (loss)-- net                             $ 3,405,049     $ 4,736,474
Net realized gain (loss) on security
  transactions (Note 3)                                             --           2,841
                                                               -------           -----
Net  increase  (decrease) in net assets resulting
  from  operations                                           3,405,049       4,739,315
Distributions to shareholders from:
   Net investment income                                    (3,405,049)     (4,736,474)

Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                              256,605,006     404,531,201
Net asset value of shares issued in reinvestment
   of distributions                                          3,250,725       4,522,093
Payments for redemptions of shares                        (261,133,547)   (375,868,340)
                                                          ------------    ------------
Increase (decrease) in net assets from capital
   share transactions                                       (1,277,816)     33,184,954
                                                            ----------      ----------
Total increase (decrease) in net assets                     (1,277,816)     33,187,795
Net assets at beginning of period                          206,428,013     173,240,218
                                                           -----------     -----------
Net assets at end of period                               $205,150,197    $206,428,013
                                                          ============    ============

See accompanying notes to financial statements.


Notes to Financial Statements

AXP Tax-Free Money Fund, Inc.
(Unaudited as to June 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended), as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $24 per shareholder account for this service.

During the six months ended June 30, 2000, the Fund's custodian and transfer agency fees were reduced by $32,647 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities aggregated $486,826,024 and $484,595,000 respectively, for the six months ended June 30, 2000. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 2000.


5. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.


Fiscal period ended Dec. 31,

Per share income and capital changesa

                                        2000c     1999      1998       1997       1996

Net asset value, beginning of period   $1.00     $1.00     $1.00      $1.00      $1.00

Income from investment operations:

Net investment income (loss)             .02       .03       .03        .03        .03

Less distributions:

Dividends from net investment income    (.02)     (.03)     (.03)      (.03)      (.03)

Net asset value, end of period         $1.00     $1.00     $1.00      $1.00      $1.00


Ratios/supplemental data

Net assets, end of period (in millions) $205      $206      $173       $152       $157

Ratio of expenses to average daily
  net assetsb                           .58%d     .59%      .54%       .55%       .55%

Ratio of net investment income(loss)
  to average daily net assets          3.26%d    2.64%     2.93%      3.13%      2.94%

Total return                           1.64%     2.68%     2.94%      3.18%      2.95%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense ratio is based on total expenses of the Fund  before  reduction  of earnings credits on cash balances.
c Six months ended June 30, 2000 (Unaudited).
d Adjusted to an annual basis.


Investments in Securities

AXP Tax-Free Money Fund, Inc.
June 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal notes
Issuer(b)                                 Annualized         Amount             Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

Alaska (4.7%) Anchorage T.R.A.N.
      02-02-01                                 4.73%      $2,000,000         $2,007,362
Valdez Marine Terminal Refunding Revenue Bonds
   (Mobil Alaskan Pipeline) V.R. Series 1993A
      11-01-03                                 4.80        5,000,000(c)       5,000,000
Valdez Marine Terminal Revenue Bonds
   (Exxon Pipeline) V.R. Series 1993A
      12-01-33                                 4.50        2,600,000(c)       2,600,000
Total                                                                         9,607,362

Arizona (9.6%)
Maricopa County Pollution Control Revenue Bonds
   (Arizona Public Service) V.R. Series 1994A
      05-01-29                                 4.55          700,000(c)         700,000
Maricopa County Pollution Control Revenue Bonds
   (Southern California Edison) C.P. Series 1985D
      09-01-00                                 4.10        1,300,000          1,300,000
      09-06-00                                 4.10        1,000,000          1,000,000
Maricopa County Pollution Control Revenue Bonds
   (Southern California Edison) C.P. Series 1985F
      09-11-00                                 4.20        1,000,000          1,000,000
Maricopa County Pollution Control Revenue Bonds
   (Southern California Edison) C.P. Series 1999E
      08-09-00                                 4.20        2,500,000          2,500,000
      09-08-00                                 4.20        1,000,000          1,000,000
Maricopa County Pollution Control Revenue Bonds
   V.R. Series 1994C
      05-01-29                                 4.50        2,100,000(c)       2,100,000
Salt River Agricultural Improvement & Power District C.P.
   Series 2000A
      10-05-00                                 4.15        1,000,000          1,000,000
Salt River Agricultural Improvement & Power District C.P.
   Series 2000B
      07-12-00                                 3.95        2,000,000          2,000,000
      07-14-00                                 4.00        2,000,000          2,000,000
      09-01-00                                 4.10        1,000,000          1,000,000
      09-08-00                                 4.20        2,000,000          2,000,000
      10-03-00                                 4.20        2,000,000          2,000,000
Total                                                                        19,600,000

District of Columbia (0.5%)
American Red Cross Revenue Bonds
   (Banc One) C.P. Series 2000
      07-11-00                                 4.40        1,100,000          1,100,000

Florida (2.4%)
Jacksonville Electric Authority Revenue Bonds
   V.R. Series 2000B
      10-01-10                                 4.55        1,800,000(c)       1,800,000
Jacksonville Electric Authority Tax Exempt
   C.P. Series 1999C
      07-10-00                                 4.00        2,000,000          2,000,000
Municipal Power Agency C.P.
      08-16-00                                 4.20        1,155,000          1,155,000
Total                                                                         4,955,000

Illinois (6.9%)
Chicago General Obligation Tender Notes
   Series 1999
      10-26-00                                 4.00        2,000,000          2,000,000
Chicago General Obligation Tender Notes
   V.R.
      01-01-12                                 4.60        3,500,000(c)       3,500,000
Chicago Water Revenue Bonds
   2nd Lien V.R.
      11-01-30                                 4.65        2,000,000(c)       2,000,000
Health Facilities (University of Chicago Hospitals)
   V.R. (MBIA Insured)
      08-01-26                                 4.55        4,700,000(c,d)     4,700,000
Health Facilities Authority Revenue Bonds
   (University of Chicago Hospitals) V.R.
      11-15-23                                 4.80        1,900,000(c)       1,900,000
Total                                                                        14,100,000

Indiana (4.4%)
Bond Bank Advanced Funding Notes
   Series 2000A-1
      07-26-00                                 4.75        2,000,000          2,001,150
Bond Bank Advanced Funding Notes
   Series 2000A-2
      01-18-01                                 4.73        1,000,000          1,003,175
Mount Vernon Pollution  Control & Solid Waste Disposal
   Refunding  Revenue Bonds (General Electric) C.P.
      07-06-00                                 4.10        2,000,000          2,000,000
      07-19-00                                 4.40        2,000,000          2,000,000
      07-21-00                                 4.55        2,000,000          2,000,000
Total                                                                         9,004,325

Iowa (1.8%)
School Cash Anticipation Program
   Iowa School Corporation
   Warrant Certificate Series 2000A
      06-22-01                                 5.45        2,000,000          2,018,843
School Cash Anticipation Program
   Iowa School Corporation
   Warrant Certificate Series 2000B
      02-01-01                                 4.73        1,700,000          1,706,711
Total                                                                         3,725,554

Kentucky (2.0%)
State Association of Counties T.R.A.N.
   Series 2000A
      06-29-01                                 4.98        2,000,000          2,009,460
State Interlocal School T.A.N.
      06-29-01                                 4.97        2,000,000          2,012,431
Total                                                                         4,021,891

Maryland (0.6%)
Montgomery County C.P. B.A.N.
      08-04-00                                 4.15        1,300,000          1,300,000

Michigan (6.3%)
Regents of the University Hospital Refunding Revenue Bonds
   V.R. Series 1992A
      12-01-19                                 4.55        1,000,000(c)       1,000,000
Regents of the University Hospital Revenue Bonds
   V.R. Series 1995A
      12-01-27                                 4.55        7,300,000(c)       7,300,000
Regents of the University of Michigan
   C.P. Series B
      07-03-00                                 4.35        3,450,000          3,450,000
University Hospital Refunding Revenue Bonds
   V.R. Series 1989A
      12-01-19                                 4.55          800,000(c)         800,000
University Hospital Refunding Revenue Bonds
   V.R. Series 1992A
      12-01-19                                 4.55          400,000(c)         400,000
Total                                                                        12,950,000

Minnesota (16.3%)
Becker Pollution Control Revenue Bonds
   (Northern States Power) C.P. Series 1999A
      07-07-00                                 4.00        1,000,000          1,000,000
      07-11-00                                 4.00        2,000,000          2,000,000
      07-12-00                                 4.40        2,500,000          2,500,000
      08-02-00                                 4.60        2,000,000          2,000,000
Cohasset Revenue Bonds (Minnesota Power & Light)
   V.R.D.N. Series 1997A
      06-01-20                                 4.60        1,400,000(c)       1,400,000
Rochester Health Care Facility Revenue Bonds
   (Mayo Clinic) C.P.
      07-19-00                                 4.20        1,000,000          1,000,000
      08-01-00                                 4.25        1,000,000          1,000,000
      09-06-00                                 4.15        1,000,000          1,000,000
Rochester Health Care Facility Revenue Bonds
   (Mayo Clinic) C.P. Series 1992B
      07-17-00                                 4.10        2,000,000          2,000,000
      07-18-00                                 4.20        1,000,000          1,000,000
Rochester Health Care Facility Revenue Bonds
   (Mayo Clinic) C.P. Series 1992C
      07-06-00                                 4.60        1,000,000          1,000,000
Rochester Health Care Facility Revenue Bonds
   (Mayo Clinic) C.P. Series 2000B
      07-06-00                                 4.40        1,000,000          1,000,000
      09-12-00                                 4.15        2,000,000          2,000,000
      09-13-00                                 4.15        2,000,000          2,000,000
Rochester Health Care Facility Revenue Bonds
   (Mayo Clinic) C.P. Series 2000C
      07-07-00                                 4.40        3,000,000          3,000,000
Southern Minnesota Municipal Power C.P.
      07-05-00                                 4.20        3,000,000          3,000,001
      09-05-00                                 4.20        3,000,000          3,000,000
      09-07-00                                 4.10        1,500,000          1,500,000
      10-04-00                                 4.20        2,000,000          2,000,000
Total                                                                        33,400,001

Missouri (4.4%)
State Health & Educational Facilities Authority
   Revenue Bonds (St. Louis University) V.R.
      10-01-09                                 4.65        1,000,000(c)       1,000,000
      10-01-24                                 4.65        8,000,000(c)       8,000,000
Total                                                                         9,000,000

Nevada (5.4%)
Clark County Airport Revenue Bonds V.R. Series 1995A
      07-01-25                                 4.70        5,000,000(c)       5,000,000
Las Vegas Valley Water District
   General Obligation Bonds
   (Lt Water) C.P.
      08-03-00                                 4.15        2,000,000          2,000,000
      08-08-00                                 4.15        4,000,000          4,000,000
Total                                                                        11,000,000

New Mexico (0.9%)
Farmington Pollution Control Revenue Bonds
   (Arizona Public Service) V.R. Series 1994B
      05-01-24                                 4.45        1,500,000(c)       1,500,000
      09-01-24                                 4.45          400,000(c)         400,000
Total                                                                         1,900,000

New York (5.4%)
City of Buffalo R.A.N. Series 1999A
      07-25-00                                 4.65        1,000,000          1,000,546
Long Island Power Authority Electric Revenue Bonds
   Variable 5th Series 1998
      05-01-33                                 4.40        4,040,000(c)       4,039,999
Long Island Power Authority Electric Revenue Bonds
   Variable 6th Series 1998
      05-01-33                                 4.45          100,000(c)         100,000
New York City Municipal Water Finance Authority
   Water & Sewer System  Revenue Bonds V.R.
      06-15-23                                 4.45        3,900,000(c)       3,900,000
Suffolk County T.A.N. Series 1999I
      08-10-00                                 4.50        2,000,000          2,001,170
Total                                                                        11,041,715

Pennsylvania (0.9%)
Allegheny County Higher Education Building Authority
   Revenue Bonds (Carnegie Mellon University) V.R.
      12-01-33                                 4.50        1,800,000(c)       1,800,000

Tennessee (2.2%)
Shelby County B.A.N. C.P. Series 1998A
      07-05-00                                 4.40        2,000,000          2,000,000
      07-10-00                                 4.10        2,500,000          2,500,000
Total                                                                         4,500,000

Texas (8.0%)
Dallas Area Rapid Transit Notes
   (North Central Light Rail) V.R. Series 2000
      01-05-05                                 4.75        4,400,000(c)       4,400,000
Gulf Coast Waste Disposal Authority
   Pollution Control Refunding Revenue Bonds
   (Amoco) V.R. Series 1992
      10-01-17                                 4.50        2,400,000(c)       2,400,000
Harris County General Obligation
   C.P.
      08-01-00                                 4.10        3,000,000          3,000,000
Port Arthur Naval District of Jefferson
   Pollution Control Revenue Bonds (Texaco) V.R.
      10-01-24                                 4.60        4,600,000(c)       4,600,000
State T.R.A.N. Series 1999A
      08-31-00                                 4.49        2,000,000          2,002,544
Total                                                                        16,402,544

Utah (3.9%)
Intermountain Power Agency
   (Power Supply Service) C.P. Series 1985F
   (AMBAC Insured)
      07-03-00                                 4.15        2,000,000(d)       2,000,000
      07-13-00                                 3.95        1,000,000(d)       1,000,000
      07-13-00                                 4.00        2,000,000(d)       2,000,000
State General Obligation Highway
   Series 1999C V.R.
      07-01-16                                 4.55        3,000,000(c)       3,000,000
Total                                                                         8,000,000

Virginia (1.9%)
Roanoke Hospital Revenue Bonds
   (Carilion Health System) V.R. Series 1997A
      07-01-27                                 4.55        4,000,000(c)       4,000,000

Washington (7.3%)
Port of Seattle Revenue Bonds V.R. Series 1999A
      09-01-24                                 4.85        6,000,000(c)       6,000,000
State Adjustable V.R. Series 1996B
      06-15-20                                 4.75        3,000,000(c)       3,000,000
State General Obligation Bonds V.R. Series 1996B
      06-15-20                                 4.75        1,000,000(c)       1,000,000
State Public (Power Supply System) V.R.
      07-01-17                                 4.90        5,000,000(c)       5,000,000
Total                                                                        15,000,000

Wyoming (5.6%)
Kemmerer Pollution Control Revenue Bonds
   (Exxon) V.R.
      11-01-14                                 4.50        2,400,000(c)       2,400,000
Uinta County Pollution Control Revenue Bonds
   (Amoco) V.R.
      07-01-26                                 4.50        9,050,000(c)       9,050,000
Total                                                                        11,450,000

Total investments in securities
(Cost: $207,858,392)(e)                                                    $207,858,392

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio descriptions:

B.A.N.  --  Bond Anticipation Note
C.P.    --  Commercial Paper
R.A.N.  --  Revenue Anticipation Note
T.A.N.  --  Tax Anticipation Note
T.R.A.N.--  Tax & Revenue Anticipation Note
V.R.    --  Variable Rate
V.R.D.B.--  Variable Rate Demand Bond
V.R.D.N.--  Variable Rate Demand Note

(c) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2000.

(d) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --  American Municipal Bond Association Corporation
MBIA     --  Municipal Bond Investors Assurance

(e) Also represents the cost of securities for federal income tax purposes at June 30, 2000.

American
  Express
Funds


Tax-Free Money Fund
200 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A: ITFXX

                                PRSRT STD AUTO
                                 U.S. POSTAGE
                                    PAID
                                  AMERICAN
                                   EXPRESS


Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.AXP


S-6428 N(8/00)